Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
18.	Cash and Cash Equivalents

	2025 $’000	2024 $’000
Cash	71,290	38,803
Short-term deposits	1,000	51,821
Total cash and cash equivalents (1)	72,290	90,624

(1)	Cash and cash equivalents include $0.1 million (2024: $29.3 million) which is restricted by legal or contractual arrangements.

Cash and cash equivalents include cash on hand, deposits available on demand with banks and other short-term highly liquid investments with original maturities of three months or less.